Other general administrative expenses (Details 2) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Technical Reports [Abstract]
Audit of the annual financial statements of the companies audited by external audit (constant scope of consolidation)	[1]	R$ 25.2	R$ 19.9	R$ 17.5
Audit Related		0.1	0.5	3.9
Others		0.3	0.1	1.3
Total		R$ 25.6	R$ 20.5	R$ 22.7

[1]	In 2019, it includes R$ 1.9 million and R$ 1.8 million referring to the audit work for the and 2018 fiscal year. In 2017, includes R$2.3 million, referred to the audit work of fiscal year.